Convertible Notes Payable (Details) - Schedule of Convertible Note Payable - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Convertible Note Payable [Abstract]
2023B Convertible Note Payable at Issuance	$ 1,970,000	$ 1,285,809	$ 2,093,000
(Deferred Debt Discount)	(704,975)
Convertible Note Payable Gross	1,265,025
Amortization of debt discount for period ending June 30, 2023	312,541
Balance June 30, 2023	$ 1,577,566	$ 2,355,735	$ 6,354,227